Income Tax - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Depreciation of property and equipment, net	$ 57	$ 15	$ 6
Government grants	325	187	188
Net operating loss forwards	62,833	49,726	17,075
Less: valuation allowance	$ (63,215)	$ (49,928)	$ (17,269)